UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright St., Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

         Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:  6/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014
Shares		Value
	COMMON STOCK - 96.2%
	AEROSPACE/DEFENSE - 2.9%
11,951	Orbital Sciences Corp. *	$ 353,152

	APPAREL - 2.2%
5,821	Sketchers U.S.A., Inc. - Cl. A *	266,020

	BANKS - 3.9%
8,788	Columbia Banking Systems, Inc.	231,212
13,532	Umpqua Holdings Corp.	242,493
		473,705
	BIOTECHNOLOGY - 2.2%
2,977	United Therapeutics Corp. *	263,435

	CHEMICALS - 1.9%
5,628	Kraton Performance Polymers, Inc. *	126,011
8,630	Landec Corp. *	107,789
		233,800
	COMMERCIAL SERVICES - 11.0%
22,139	AMN Healthcare Services, Inc. *	272,310
7,973	Apollo Group, Inc. *	249,156
24,331	Performant Financial Corp. *	245,743
8,502	TeleTech Holding, Inc. *	246,473
35,404	TravelCenters of America LLC *	314,387
		1,328,069
	COMPUTERS - 5.2%
23,818	Silver Spring Networks, Inc. *	317,494
3,421	Synaptics, Inc. *	310,079
		627,573
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
1,188	Affiliated Managers Group, Inc. *	244,015

	ELECTRIC - 1.6%
3,842	Allete, Inc.	197,287

	ELECTRONICS - 0.9%
3,346	FLIR Systems, Inc.	116,207

	ENGINEERING & CONSTRUCTION - 2.6%
9,931	Tutor Perini Corp. *	315,210

	FOOD - 1.7%
2,728	Cal-Maine Foods, Inc.	202,745

	HEALTHCARE-PRODUCTS - 2.3%
26,885	Cutera, Inc. *	279,335

	HEALTHCARE-SERVICES - 1.6%
2,236	Covance, Inc. *	191,357

	HOME FURNISHINGS - 2.3%
13,214	Select Comfort Corp. *	273,001

	INSURANCE - 4.1%
8,660	Montpelier Re Holdings Ltd.	276,687
14,305	OneBeacon Insurance Group Ltd. - Cl. A	222,300
		498,987
	INTERNET - 2.8%
23,105	Move, Inc. *	341,723

	INVESTMENT COMPANIES - 4.4%
17,200	Acacia Research Corp.	305,300
21,476	Prospect Capital Corp.	228,182
		533,482
CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Shares		Value
	METAL FABRICATE - 2.1%
11,305	Dynamic Materials Corp.	$ 250,180

	MINING - 2.0%
81,771	Thompson Creek Metals Co., Inc. *	242,042

	OIL & GAS - 4.8%
52,843	Miller Energy Resources, Inc. *	338,195
33,139	Pengrowth Energy Corp.	237,938
		576,133
	OIL & GAS SERVICES - 4.7%
9,574	C&J Energy Services, Inc. *	323,410
9,110	Helix Energy Solutions Group, Inc. *	239,684
		563,094
	PHARMACEUTICALS - 5.9%
12,608	Auxilium Pharmaceuticals, Inc. *	252,916
2,083	Questcor Pharmaceuticals, Inc.	192,657
50,982	Vivus, Inc. *	271,224
		716,797
	REAL ESTATE - 2.3%
2,166	Jones Lang LaSalle, Inc.	273,761

	REITS - 3.9%
23,018	Summit Hotel Properties, Inc.	243,991
11,700	Terreno Realty Corp.	226,161
		470,152
	RETAIL - 3.0%
6,434	Kirkland's, Inc. *	119,351
3,278	Nu Skin Enterprises, Inc.	242,441
		361,792
	SAVING & LOANS - 1.3%
12,824	Capitol Federal Financial, Inc.	155,940

	SEMICONDUCTORS - 3.3%
43,919	Xcerra Corp. *	399,663

	SOFTWARE - 2.2%
7,465	Synchronoss Technologies, Inc. *	260,976

	TELECOMMUNICATIONS - 2.7%
27,323	Ruckus Wireless, Inc. *	325,417

	TRANSPORTATION - 2.4%
30,542	Nordic American Tankers Ltd.	291,065

	TOTAL COMMON STOCK - (Cost - $8,736,475)	11,626,115

	TOTAL INVESTMENTS - 96.2% (Cost - $8,736,475)(a)	$ 11,626,115
	OTHER ASSETS LESS LIABILITIES - 3.8%	464,900
	NET ASSETS - 100.0%	$ 12,091,015

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,720,333 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,235,454
	Unrealized depreciation:	(329,672)
	Net unrealized appreciation:	$ 2,905,782

CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of June 30, 2014 in valuing the fund's assets carried at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 11,626,115	$ -	$ -	$ 11,626,115
Total	$ 11,626,115	$ -	$ -	$ 11,626,115
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/29/14

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/29/14